BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issues Accounting Standards (Details) - USD ($) $ in Millions	4 Months Ended
	Jun. 15, 2019	Feb. 24, 2018
Sale Leaseback Transaction [Line Items]
Gross deferred gain on sale leaseback		$ 360.1
Forecast | Subsequent Event
Sale Leaseback Transaction [Line Items]
Right-of-use asset	$ 5,300.0
Lease liability	5,400.0
Gross deferred gain on sale leaseback	866.0
Deferred gain from sale leaseback	641.0
Gross adjustment of annual amortization of deferred gains	47.0
Cumulative Effect Of New Accounting Principle In Period Of Adoption Before Tax	$ 34.0